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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Robert Miller           Los Angeles, California   May 11, 2009
   -------------------------------    -----------------------   -------------
             [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:             16
                                        --------------------

Form 13F Information Table Value Total:        100,058
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                             VALUE  SHRS OR     SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------ --------------  ---------  --------  ----------  ---  ----  ----------  --------  ----  ------  ----
DEXCOM INC.                        Common      252131107     7,255   1,752,300  SH           Other        1            Shared
DINEEQUITY INC.                    Common      254423106     6,853     577,800  SH           Other        1            Shared
FIFTH STREET FINANCE CORP.         Common      31678A103     6,192     800,000  SH           Other        1            Shared
FREEPORT MCMORAN COPPER & GOLD    Pfd Conv     35671D782     7,445     116,000  SH           Other        1            Shared
JPMORGAN & CHASE & CO.             Common      46625H100     8,373     315,000  SH           Other        1            Shared
MANNKIND CORPORATION               Common      56400P201     5,255   1,510,000  SH           Other        1            Shared
MCMORAN EXPLORATION CO.            Common      582411104       359      76,478  SH           Other        1            Shared
MONSANTO CO.                       Common      61166W101       385       4,634  SH           Other        1            Shared
PROTEIN DESIGN LABS INC.            Note       74369LAD5     7,853   7,943,000  PRN          Other        1            Shared
RESEARCH IN MOTION LTD             Common      760975102     4,311     100,000  SH           Other        1            Shared
SEPRACOR INC.                       Note       817315AU8     8,056   9,300,000  PRN          Other        1            Shared
STAR SCIENTIFIC INC.               Common      85517P101       856     200,000  SH           Other        1            Shared
STATE STREET CORPORATION           Common      857477103    10,527     342,000  SH           Other        1            Shared
STERICYCLE INC.                    Common      858912108     7,160     150,000  SH           Other        1            Shared
SUNTECH PWR HLDGS CO LTD            Note       86800CAC8    11,596  12,830,700  PRN          Other        1            Shared
TEVA PHARMACEUTICAL INDS LTD        ADR        881624209     7,582     168,300  SH           Other        1            Shared

                                                          --------
                                                           100,058
                                                          --------